Earnings Per Share, Calculation of EPS (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Numerator:
Net income	$ 6.1	$ 4.1	$ 4.1	$ 10.8	$ (0.9)	$ 5.0	$ (0.4)	$ 8.3	$ 25.1	[1]	$ 12.0		$ 70.5
Less: Net income attributable to participating securities									0	[2]	(0.1)	[2]	(1.6)	[2]
Net income available to common stockholders									25.1		11.9		68.9
Denominator - Weighted-average common shares outstanding (000):
Basic									18,979	[3]	19,377	[3]	19,639	[3]
Diluted									18,979	[3]	19,377	[3]	19,639	[3]
Earnings per common share, Basic:
Net income per share	$ 0.33	$ 0.21	$ 0.22	$ 0.57	$ (0.05)	$ 0.26	$ (0.02)	$ 0.41	$ 1.32	[1]	$ 0.61		$ 3.51
Earnings per common share, Diluted:
Net income per share	$ 0.33	$ 0.21	$ 0.22	$ 0.57	$ (0.05)	$ 0.26	$ (0.02)	$ 0.41	$ 1.32	[1]	$ 0.61		$ 3.51
Net income attributable to participating securities:
Distributed income									0		0.1		0.4
Undistributed income									0		0		1.2
Total net income attributable to participating securities									$ 0	[2]	$ (0.1)	[2]	$ (1.6)	[2]
Percentage of undistributed net income apportioned to participating securities									0.00%		0.00%		2.00%

[1]	The combined results presented for year ended December 31, 2011 are the actual results presented in the Statements of Consolidated Income, as the operating results for the Chandler, Arizona (Extrusion) facility were included in the Company's consolidated operating results commencing January 1, 2011 (see Note 1).
[2]	Net income attributable to participating securities for a given period includes both distributed and undistributed net income, as applicable. Distributed net income attributed to participating securities represents dividend and dividend equivalents declared on the participating securities that the Company expects to ultimately vest. Undistributed net income for a given period, if any, is apportioned to participating securities based on the weighted-average number of each class of securities outstanding during the applicable period as a percentage of the combined weighted-average number of these securities outstanding during the period. Undistributed losses are not allocated to participating securities, however, as holders of such securities do not have an obligation to fund net losses of the Company.
[3]	The basic weighted-average number of common shares outstanding during the period excludes unvested share-based payment awards. The diluted weighted-average number of common shares outstanding during the period is calculated under the two-class method, which does not take into account the dilutive effect of the unvested share-based payment awards.